Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Common Class A [Member] | Restricted Stock And Restricted Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted- Average Grant- Date Fair Value Beginning	$ 10.95	$ 11.51
Weighted- Average Grant- Date Fair Value Granted		10.27
Weighted- Average Grant- Date Fair Value Vested		11.19
Weighted- Average Grant- Date Fair Value Forfeited		30.56
Weighted- Average Grant- Date Fair Value Ending		$ 10.95
Common Class A [Member] | Two Thousand And Nineteen Lions Gate Plan [Member] | Stock Option And Share Appreciation Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning	4,300,000	5,400,000
Number of Shares Granted	0
Number of Shares Exercised	0
Number of Shares Forfeited or expired	(1,900,000)	(1,100,000)
Number of Shares Ending	2,400,000	4,300,000
Number of Shares Vested or expected to vest		4,300,000
Number of Shares Exercisable		4,100,000
Weighted- Average Exercise Price Beginning	$ 26.35	$ 24.34
Weighted- Average Exercise Price Granted	0
Weighted- Average Exercise Price Exercised	7.7	7.7
Weighted- Average Exercise Price Exercised Forfeited or expired	30.81	16.81
Weighted- Average Exercise Price Ending	22.96	26.35
Weighted- Average Exercise Price Vested or expected to vest		26.35
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired		$ 26.6
Weighted- Average Remaining Contractual Term Ending		2 years 1 month 28 days
Weighted- Average Remaining Contractual Term Vested or expected to vest		2 years 1 month 28 days
Weighted- Average Remaining Contractual Term		2 years 4 months 9 days
Aggregate Intrinsic Value Ending		$ 0.2
Aggregate Intrinsic Value Vested or expected to vest		0.2
Aggregate Intrinsic Value Exercisable		$ 0.2
Common Class A [Member] | Two Thousand And Nineteen Lions Gate Plan [Member] | Restricted Stock And Restricted Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted- Average Grant- Date Fair Value Beginning	10.95
Weighted- Average Grant- Date Fair Value Granted	8.87
Weighted- Average Grant- Date Fair Value Vested	10.89
Weighted- Average Grant- Date Fair Value Forfeited	0
Weighted- Average Grant- Date Fair Value Ending	$ 9.27	$ 10.95
Beginning	0
Granted	100,000
Vested	0
Forfeited	0
Ending	100,000	0
Common Class B [Member] | Restricted Stock And Restricted Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted- Average Grant- Date Fair Value Beginning	$ 9.9	$ 11.87
Weighted- Average Grant- Date Fair Value Granted		9.08
Weighted- Average Grant- Date Fair Value Vested		11.89
Weighted- Average Grant- Date Fair Value Forfeited		10.22
Weighted- Average Grant- Date Fair Value Ending		$ 9.9
Beginning	10.8	5.5
Granted		9.3
Vested		(3.8)
Forfeited		(0.2)
Ending		10.8
Common Class B [Member] | Two Thousand And Nineteen Lions Gate Plan [Member] | Stock Option And Share Appreciation Rights [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning	19,100,000	20,500,000
Number of Shares Granted	300,000	300,000
Number of Shares Exercised	(100,000)	(400,000)
Number of Shares Forfeited or expired	(2,100,000)	(1,300,000)
Number of Shares Ending	17,100,000	19,100,000
Number of Shares Vested or expected to vest		19,000,000
Number of Shares Exercisable		15,200,000
Weighted- Average Exercise Price Beginning	$ 15.5	$ 15.58
Weighted- Average Exercise Price Granted	8.88	8.97
Weighted- Average Exercise Price Exercised	7.11	10.1
Weighted- Average Exercise Price Exercised Forfeited or expired	27.72	16.86
Weighted- Average Exercise Price Ending	13.92	15.5
Weighted- Average Exercise Price Vested or expected to vest		15.52
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired		$ 17.09
Weighted- Average Remaining Contractual Term Ending		5 years 5 months 8 days
Weighted- Average Remaining Contractual Term Vested or expected to vest		5 years 5 months 4 days
Weighted- Average Remaining Contractual Term		4 years 10 months 20 days
Aggregate Intrinsic Value Ending		$ 11.6
Aggregate Intrinsic Value Vested or expected to vest		11.5
Aggregate Intrinsic Value Exercisable		$ 5.1
Common Class B [Member] | Two Thousand And Nineteen Lions Gate Plan [Member] | Restricted Stock And Restricted Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted- Average Grant- Date Fair Value Beginning	9.9
Weighted- Average Grant- Date Fair Value Granted	8.2
Weighted- Average Grant- Date Fair Value Vested	9.33
Weighted- Average Grant- Date Fair Value Forfeited	8.72
Weighted- Average Grant- Date Fair Value Ending	$ 8.69	$ 9.9
Beginning	10,800,000
Granted	6,200,000
Vested	(6,900,000)
Forfeited	(300,000)
Ending	9,800,000	10,800,000